Borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Borrowings
21.	BORROWINGS

a.	Short-term borrowings

Short-term borrowings mainly represented unsecured revolving bank loans and letters of credit with annual interest rates at 0.76%-5.10% and 0.70%-5.40% as of December 31, 2018 and 2019, respectively.

b.	Long-term borrowings

1)	Bank loans

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - repayable through May 2020 to May 2023, annual interest rates both were 1.80% as of December 31, 2018 and 2019	$55,000,000	$20,000,000	$668,673
Others - repayable through January 2020 to July 2029, annual interest rates were 0.75%-3.77% and 0.82%-4.13% as of December 31, 2018 and 2019, respectively	75,533,354	105,214,824	3,517,714
Mortgage loans
Repayable through January 2020 to December 2033, annual interest rates were 5.39% and 2.43%-4.90% as of December 31, 2018 and 2019, respectively	4,393,826	4,880,822	163,183
	134,927,180	130,095,646	4,349,570
Less: unamortized arrangement fee	128,083	10,292	344
	134,799,097	130,085,354	4,349,226
Less: current portion	10,779,034	5,017,970	167,769

	$124,020,063	$125,067,384	$4,181,457

Pursuant to some of the above revolving bank loans agreements, the Company and its subsidiaries should meet certain financial covenants which are calculated based on each of their annual audited consolidated financial statements or semi-annual reviewed consolidated financial statements. The Company and its subsidiaries were in compliance with all of the financial covenants as of December 31, 2018 and 2019.

2)	Long-term bills payable

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February and March 2021, annual interest rates were 0.99% and 1.02%-1.05% as of December 31, 2018 and 2019, respectively	$1,000,000	$2,800,000	$93,614
International Bills Finance Corporation, repayable in March 2021, annual interest rates were 1.00% and 1.02%-1.05% as of December 31, 2018 and 2019, respectively	1,000,000	3,000,000	100,301
Ta Ching Bills Finance Corporation, repayable through January 2021 to March 2022, annual interest rates were 0.98% and 1.01%-1.03% as of December 31, 2018 and 2019, respectively	1,100,000	3,100,000	103,644
Mega Bills Finance Corporation, repayable in March 2022, annual interest rate was 1.04% as of December 31, 2019	-	2,000,000	66,868
	3,100,000	10,900,000	364,427
Less: unamortized discounts	768	4,635	155

	$3,099,232	$10,895,365	$364,272

3)	Long-term notes payable

The Company’s subsidiary funded NT$100,016 thousand (US$3,344 thousand) from leasing companies by after-sales repurchasing its inventory and machinery. The subsidiary issued notes to those leasing companies for monthly installments through February 2021. As of December 31, 2019, the unamortized discounts were NT$2,137 thousand (US$72 thousand), current portion of long-term notes payable was NT$94,798 thousand (US$3,169 thousand), and the annual interest rates were 5.02%-6.89%.